Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Employee compensation	$ 1,409,005	$ 1,433,327	$ 897,288
Accrued bonuses	1,243,277	1,712,009	743,038
Performance guarantee liabilities	295,614	244,029	418,988
Other accrued expenses and liabilities	2,005,210	1,885,351	465,723
Accrued expenses	$ 4,953,106	$ 5,274,716	$ 2,525,037